Fair Value of Warrants Outstanding (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance	$ 3,268	$ 7,813
Expired warrants	(775)
Increase (decrease) in fair value	602	(4,545)
Warrants exercised	(3,095)
Ending balance	$ 0	$ 3,268